Contract Balances (Tables)	12 Months Ended
Dec. 31, 2024
Contract Balances
Summary of trade receivables, contract assets, and contract liabilities with customers

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Trade receivables	36,006	57,219	98,774
Contract liabilities	110,159	103,374	76,579